Share-Based Payments - Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Options on a Per-common-share Basis (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 shares ¥ / shares		Dec. 31, 2018 shares ¥ / shares		Dec. 31, 2017 ¥ / shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of forfeited stock options	0		0		0
Common stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of forfeited stock options	152,300	[1]	983,200	[1]	7,000
Weighted average share price at the date of exercise of stock options | ¥ / shares	¥ 3,975		¥ 4,245		¥ 4,580
Common stock options [member] | Revocation due to waiver of rights [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of forfeited stock options | shares	120,200		763,300

[1]	For the year ended December 31, 2018 and 2019, the number of forfeited stock options include 763,300 shares and 120,200 shares, respectively, of revocation due to waiver of rights.